Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit (loss), attributable to owners of parent		₩ 3,156,722	₩ 2,918,816	₩ 2,774,778
Provision for regulatory reserve for loan losses	[1]	(348,127)	(631,578)
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve	[2]	₩ 2,808,595	₩ 2,287,238
Basic and diluted earnings per share after adjusted for regulatory reserve in won		₩ 5,844	₩ 4,786

[1]	Amortization of reserve for credit losses due to the transfer of IFRS 9 during the year is excluded.
[2]	Dividends for hybrid bonds are deducted.